UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-07434

The Stratton Funds, Inc.
(Exact name of registrant as specified in charter)

150 South Warner Road, Suite 460

King of Prussia, PA 19406-2826

(Address of principal executive offices) (Zip code)

Michelle Whalen, Assistant Vice President The Stratton Funds, Inc. 150 South Warner Road, Suite 460 King of Prussia, PA 19406-2826
(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-941-0255

Date of fiscal year end: December 31

Date of reporting period: September 30, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS September 30, 2011 (unaudited)

Stratton Small-Cap Value Fund

	Number of Shares	Market Value (Note A)
COMMON STOCKS – 94.4%
Aerospace/Defense – 1.7%
Moog, Inc. Class A†	361,925	$11,805,994

Banking/Financial – 13.0%
Affiliated Managers Group, Inc.†	153,250	11,961,162
Community Bank System, Inc.	330,000	7,487,700
First Midwest Bancorp, Inc.	564,200	4,129,944
First Niagara Financial Group, Inc.	577,000	5,279,550
Glacier Bancorp, Inc.	380,000	3,560,600
IBERIABANK Corp.	167,600	7,887,256
MB Financial, Inc.	426,600	6,279,552
Northwest Bancshares, Inc.	750,000	8,932,500
Signature Bank†	235,000	11,216,550
SVB Financial Group†	239,000	8,843,000
United Bankshares, Inc.	351,000	7,051,590
Webster Financial Corp.	418,600	6,404,580

		89,033,984

Basic Materials – 6.1%
Compass Minerals International, Inc.	145,000	9,683,100
Ferro Corp.†	715,000	4,397,250
Hecla Mining Co.†	550,000	2,948,000
Minerals Technologies, Inc.	26,000	1,281,020
PolyOne Corp.	746,000	7,989,660
Silgan Holdings, Inc.	418,000	15,357,320

		41,656,350

Business Services – 2.1%
Arbitron, Inc.	428,500	14,174,780

Consumer Durable – 1.9%
Jarden Corp.	450,000	12,717,000

Consumer Staples – 6.0%
Casey’s General Stores, Inc.	307,300	13,413,645
Ralcorp Holdings, Inc.†	153,000	11,736,630
Ruddick Corp.	401,500	15,654,485

		40,804,760

Energy – 6.2%
Cabot Oil & Gas Corp.	167,400	10,363,734
Carrizo Oil & Gas, Inc†	314,000	6,766,700
Complete Production Services, Inc.†	340,400	6,416,540
Northern Oil and Gas, Inc.†	345,000	6,689,550
Patriot Coal Corp.†	500,000	4,230,000
Superior Energy Services, Inc.†	302,500	7,937,600

		42,404,124

Health Care – 7.8%
Kinetic Concepts, Inc†	233,400	15,378,726

	Number of Shares	Market Value (Note A)
Health Care – continued
Medicis Pharmaceutical Corp. Class A	420,000	$15,321,600
PAREXEL International Corp.†	570,000	10,790,100
West Pharmaceutical Services, Inc.	316,100	11,727,310

		53,217,736

Industrial – 10.8%
Cascade Corp.	176,500	5,893,335
Chicago Bridge & Iron Co. N.V	500,100	14,317,863
Crane Co.	338,150	12,068,574
EnerSys†	519,500	10,400,390
MasTec, Inc.†	920,000	16,201,200
The Shaw Group, Inc.†	397,400	8,639,476
United Rentals, Inc.†	400,000	6,736,000

		74,256,838

Insurance/Services – 1.0%
Selective Insurance Group, Inc.	505,200	6,592,860

REITs – 9.4%
Highwoods Properties, Inc.	336,600	9,512,316
Home Properties, Inc.	212,700	12,072,852
Medical Properties Trust, Inc.	1,187,000	10,623,650
Prologis, Inc.	300,000	7,275,000
SL Green Realty Corp.	188,000	10,932,200
Ventas, Inc.	279,243	13,794,604

		64,210,622

Retailing – 5.5%
Aaron’s, Inc.	587,250	14,828,062
Brinker International. Inc.	369,000	7,719,480
Jos. A. Bank Clothiers, Inc.†	331,400	15,453,182

		38,000,724

Technology – 13.4%
Anixter International, Inc.†	261,700	12,415,048
Belden, Inc.	464,600	11,982,034
Blue Coat Systems, Inc.†	469,000	6,509,720
CACI International, Inc. Class A†	156,000	7,790,640
ON Semiconductor Corp.†	1,370,800	9,828,636
Parametric Technology Corp.†	715,000	10,996,700
Quest Software, Inc.†	564,000	8,956,320
RF Micro Devices, Inc.†	1,577,000	9,998,180
Solera Holdings, Inc.	270,000	13,635,000

		92,112,278

See accompanying notes to Schedules of Investments.

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SCHEDULE OF INVESTMENTS September 30, 2011 (unaudited) (continued)

Stratton Small-Cap Value Fund

	Number of Shares	Market Value (Note A)
Utilities – 9.5%
Avista Corp.	605,000	$14,429,250
El Paso Electric Co.	560,300	17,980,027
Portland General Electric Co.	363,500	8,611,315
Southwest Gas Corp.	450,000	16,276,500
Unisource Energy Corp.	225,300	8,131,077

		65,428,169

Total Common Stocks (Cost $573,197,500)		646,416,219

	Principal Amount
SHORT-TERM INVESTMENTS – 4.9%
BNY Mellon Cash Reserve 0.05%, due 10/01/11	$33,864,256	33,864,256

Total Short-Term Investments (Cost $33,864,256)		33,864,256

Total Investments — 99.3% (Cost $607,061,756*)		680,280,475

Other Assets Less Liabilities — 0.7%		4,573,987

NET ASSETS — 100.0%		$684,854,462

REIT – Real Estate Investment Trust † Non-income producing security * Aggregate cost is $607,061,756 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$140,466,623
Gross unrealized depreciation	(67,247,904)

Net unrealized appreciation	$73,218,719

See accompanying notes to Schedules of Investments.

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NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2011 (unaudited)

Note A. Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets, for which no quotations are readily available, are valued at their “fair value” as determined in good faith by the Boards of Directors of the Funds. Some of the more common reasons that may necessitate that a security be valued at “fair value” include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.

Note B. Fair Value Measurements – Various inputs are used in determining the fair value of investments which are as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of September 30, 2011 is as follows:

	Multi-Cap Fund	Real Estate Fund	Small-Cap Value Fund
Level 1 - Quoted prices *	$48,722,791	$69,900,086	$680,280,475
Level 2 - Significant observable inputs	—	—	—
Level 3 - Significant unobservable inputs	—	—	—

Total Market Value of Investments	$48,722,791	$69,900,086	$680,280,475

*	The breakdown of each Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the nine month period ended September 30, 2011, the Funds recognized no significant transfers to/from Level 1 or 2.

Note C. Determination of Gains or Losses on Sales of Securities – Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

Note D. Tax Disclosure – No provision for federal income taxes is required since the Funds intend to continue to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated

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NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2011 (unaudited)

investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2011.

As of December 31, 2010, Multi-Cap Fund had net capital loss carryforwards for federal income tax purposes of $12,278,017 and $5,764,210, which are available to reduce future required distributions of net capital gains to shareholders. These amounts are available through 2017 and 2018, respectively. Real Estate Fund had net capital loss carryforwards for federal income tax purposes of $1,671,426, which is available to reduce future required distributions of net capital gains to shareholders. This amount is available through 2017. Small-Cap Value Fund had net capital loss carryforwards for federal income tax purposes of $2,615,472, $16,735,188 and $23,320,547, which are available to reduce future required distributions of net capital gains to shareholders. These amounts are available through 2016, 2017 and 2018, respectively.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Multi-Cap Fund had deferred post-October capital losses of $(715,467), which will be treated as arising on the first business day of the fiscal year ending December 31, 2011.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filings at www.sec.gov.

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Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Stratton Funds, Inc.

By (Signature and Title)*	/s/ John A. Affleck
John A. Affleck, Chief Executive Officer (principal executive officer)

Date	10/26/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John A. Affleck
John A. Affleck, Chief Executive Officer (principal executive officer)

Date	10/26/11

By (Signature and Title)*	/s/ James A. Beers
James A. Beers, Chief Financial Officer (principal financial officer)

Date	10/26/11

* Print the name and title of each signing officer under his or her signature.